Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of non-cash transactions
	2020	2019
	USD	USD

Capital accruals	4,453,830	31,469,596

Purchase of property, plant and equipment financed through advances paid to contractors	14,457,767	8,335,236

Listing expenses (note 5)	-	100,122,019

Short term rent payments made by shareholders	154,279	-

Asset retirement obligation	793,779	-